CONSOLIDATED STATEMENTS OF SHAREHOLDERS’ EQUITY - USD ($) $ in Millions	Total	Common Stock	Treasury Stock	Additional Paid-In Capital	Accumulated Other Comprehensive Income	Retained Earnings
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Impact of adoption of ASU 2014-09	$ (2)					$ (2)
OPENING BALANCE 2015	1,078	$ 0	$ (229)	$ 1,138	$ 17	152
Balance (in shares) at Jan. 02, 2015		32,000,000
Balance at Jan. 02, 2015	1,080	$ 0	(229)	1,138	17	154
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	127					127
Foreign currency translation adjustments	(6)				(6)
Amounts related to share-based compensation (in shares)		1,000,000
Amounts related to share-based compensation	13	$ 0		13
Repurchase of common stock (in shares)		(3,000,000)
Repurchase of common stock	(201)		(201)
Dividends	(33)					(33)
Ending Balance (in shares) at Jan. 01, 2016		30,000,000
Ending Balance at Jan. 01, 2016	978	$ 0	(430)	1,151	11	246
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	122					122
Foreign currency translation adjustments	(6)				(6)
Amounts related to share-based compensation (in shares)		0
Amounts related to share-based compensation	12	$ 0		12
Repurchase of common stock (in shares)		(3,000,000)
Repurchase of common stock	(178)		(178)
Dividends	(34)					(34)
Employee stock plan issuance (in shares)		0
Employee stock plan issuance	$ 1		1	0
Ending Balance (in shares) at Dec. 30, 2016	26,990,306	27,000,000
Ending Balance at Dec. 30, 2016	$ 895	$ 0	$ (607)	1,163	5	334
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	235					235
Foreign currency translation adjustments	12				12
Amounts related to share-based compensation (in shares)		0
Amounts related to share-based compensation	5	$ 0		5
Repurchase of common stock (in shares)		(1,000,000)	(767,876)
Repurchase of common stock	(88)		$ (88)
Dividends	(40)					(40)
Equity component of convertible notes, net of issuance costs	33			33
Purchase of convertible note hedges	(33)			(33)
Issuance of warrants	20			20
Employee stock plan issuance (in shares)		0
Employee stock plan issuance	$ 2		1	1
Ending Balance (in shares) at Dec. 31, 2017	26,461,296	26,000,000
Ending Balance at Dec. 31, 2017	$ 1,041	$ 0	$ (694)	$ 1,189	$ 17	$ 529